Administrative Expenses (Tables)	12 Months Ended
Dec. 31, 2022
Selling, general and administrative expense [abstract]
Administrative Expenses

	For the year ended December 31,
	2022	2021	2020
Personnel expenses	1,454	1,455	1,013
Audit fees	204	215	143
Consulting fees	271	329	243
Communication	16	16	12
Stationery	3	6	3
Greek tax authorities (note 19)	292	185	130
Other	636	404	347
Total	2,876	2,610	1,891